SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted	The following table lists the inputs to the valuation model used for the PSUs granted in 2021 and 2020:

	May 2021 PSUs	April 2020 PSUs
Fair value at grant date (in euros)	21.84	6.65
Share price at grant date (in euros)	13.90	4.64
Dividend yield	—	—
Expected volatility (A)	71%	63%
Risk-free interest rate (US government bond yield)	0.31%	0.36%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.

Schedule of Number and Movement of Potential Shares

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2020	2,519,294	€12.11	2,066,503	€8.08	79,526	€8.71
Granted	1,049,839	€6.65	910,047	€4.64		€—
Over-performance	677,944	€11.52	—	€—		€—
Vested	(1,458,985)	€11.52	(589,655)	€7.50	(46,614)	€8.94
Forfeited	(193,765)	€10.94	(154,984)	€7.37		€—
At December 31, 2020	2,594,327	€10.17	2,231,911	€6.88	32,912	€8.39
Granted (A)	614,555	€21.84	534,499	€13.90	—	€—
Over-performance (B)	526,551	€15.31	—	€—	—	€—
Vested	(1,161,718)	€15.31	(520,064)	€10.27	(32,912)	€8.39
Forfeited (C)	(47,188)	€10.29	(97,347)	€7.17	—	€—
At December 31, 2021	2,526,527	€11.71	2,148,999	€7.79	—	€—
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 47,188 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.